DEI Document	Sep. 30, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	TechnipFMC plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-37983
Entity Tax Identification Number	98-1283037
Entity Address, Address Line One	One St. Paul’s Churchyard
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC4M 8AP
Country Region	44
City Area Code	203
Local Phone Number	429-3950
Title of 12(b) Security	Ordinary shares, $1.00 par value per share
Trading Symbol	FTI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001681459
Amendment Flag	true
Amendment Description	Amended 8-K 10/20